Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
WisdomTree Dynamic International Equity Fund | WisdomTree Dynamic International Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	30.10%	10.65%	15.44%	(1.27%)	14.33%	(4.20%)	21.03%	(11.05%)	18.52%
WisdomTree Dynamic International SmallCap Equity Fund | WisdomTree Dynamic International SmallCap Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	29.13%	9.84%	15.16%	(9.79%)	16.11%	(1.78%)	24.74%	(16.59%)	25.02%
WisdomTree U.S. Corporate Bond Fund | WisdomTree U.S. Corporate Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	7.75%	2.35%	8.36%	(16.33%)	(1.35%)	9.93%	13.74%	(2.71%)	6.27%
WisdomTree U.S. High Yield Corporate Bond Fund | WisdomTree U.S. High Yield Corporate Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	9.48%	5.47%	10.80%	(11.99%)	4.64%	5.74%	15.44%	(1.75%)	5.33%
WisdomTree U.S. Short-Term Corporate Bond Fund | WisdomTree U.S. Short-Term Corporate Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	6.55%	4.70%	6.05%	(5.67%)	(0.64%)	4.36%	5.95%	1.08%	1.95%
WisdomTree U.S. Efficient Core Fund | WisdomTree U.S. Efficient Core Fund
Prospectus [Line Items]
Annual Return [Percent]	18.82%	19.76%	23.38%	(25.72%)	22.17%	24.93%	31.53%
WisdomTree Emerging Markets Efficient Core Fund | WisdomTree Emerging Markets Efficient Core Fund
Prospectus [Line Items]
Annual Return [Percent]	37.76%	4.33%	9.72%	(26.50%)
WisdomTree International Efficient Core Fund | WisdomTree International Efficient Core Fund
Prospectus [Line Items]
Annual Return [Percent]	30.47%	1.04%	16.09%	(19.72%)
WisdomTree BioRevolution Fund | WisdomTree BioRevolution Fund
Prospectus [Line Items]
Annual Return [Percent]	22.94%	(14.15%)	(2.27%)	(26.07%)
WisdomTree Cloud Computing Fund | WisdomTree Cloud Computing Fund
Prospectus [Line Items]
Annual Return [Percent]	(6.64%)	7.26%	39.60%	(51.71%)	(3.10%)	109.43%
WisdomTree Cybersecurity Fund | WisdomTree Cybersecurity Fund
Prospectus [Line Items]
Annual Return [Percent]	(1.73%)	11.82%	66.40%	(41.57%)
WisdomTree Artificial Intelligence and Innovation Fund | WisdomTree Artificial Intelligence and Innovation Fund
Prospectus [Line Items]
Annual Return [Percent]	35.19%	6.54%	46.48%	(42.43%)
WisdomTree True Emerging Markets Fund | WisdomTree True Emerging Markets Fund
Prospectus [Line Items]
Annual Return [Percent]	18.08%	5.57%	21.63%